Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Time charter revenues	$ 121,091	$ 37,928	$ 39,517
Voyage charter revenues	331,388	202,283	94,383
Finance lease interest income	577	0	0
Other income	5,878	1,615	0
Total operating revenues	458,934	241,826	133,900
Gain on cancellation and sale of newbuilding contracts	108,923	68,989	57,271
Operating expenses
Voyage expenses and commission	109,706	103,708	63,438
Ship operating expenses	64,357	49,607	32,983
Charter hire expenses	43,387	0	0
Administrative expenses	10,582	4,943	3,851
Depreciation	52,607	31,845	25,144
Total operating expenses	280,639	190,103	125,416
Net operating income	287,218	120,712	65,755
Other income (expenses)
Interest income	47	118	29
Interest expense	(17,621)	(7,421)	(12,044)
Gain (Loss) on Sale of Investments	0	16,850	0
Share of results from associated company and gain on equity interest	2,727	16,064	8,783
Gain (Loss) on Investments, Excluding Other than Temporary Impairments	(10,507)	0	0
Foreign currency exchange gain (loss)	134	18	(6)
Mark to market (loss) gain on derivatives	6,782	8,779	(7,083)
Other non-operating items, net	320	(148)	(101)
Net other (expenses) income	(31,682)	16,702	3,744
Net income before income taxes and non-controlling interest	255,536	137,414	69,499
Income tax expense	(150)	0	0
Net income from continuing operations	255,386	137,414	69,499
Net loss from discontinued operations	(131,006)	(51,159)	0
Net income	124,380	86,255	69,499
Net loss attributable to non-controlling interest	30,244	63,214	0
Net income attributable to the Company	$ 154,624	$ 149,469	$ 69,499
Loss per share attributable to Frontline Ltd. stockholders:
Basic and diluted earnings per share attributable to the Company from continuing operations	$ 2.13	$ 1.10	$ 0.61
Basic and diluted (loss) earnings per share attributable to the Company from discontinued operations	(0.84)	0.10	0.00
Basic and diluted earnings per share attributable to the Company	1.29	1.19	0.61
Cash dividends per share declared, as restated for reverse acquisition and reverse share split	$ 0.25	$ 4.46	$ 0.64